Organization and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 Customer	Mar. 31, 2014 Customer	Dec. 31, 2014 Customer
Concentration Risk [Line Items]
Number of major customer represented stated percentage of total revenue	1	0
Number of customers who accounted for more than 10% accounts receivable balance	2		2
Concentration Risk, Customer	No customer represented more than 10% of total revenue for the three months ended March 31, 2014
Total revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage concentration risk	21.00%
Accounts Receivable | Credit Concentration Risk | Customer 1
Concentration Risk [Line Items]
Percentage concentration risk	12.00%		12.00%
Accounts Receivable | Credit Concentration Risk | Customer 2
Concentration Risk [Line Items]
Percentage concentration risk	11.00%		12.00%